Leases - Details of component of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost for fixed payments	¥ 90,707	¥ 102,472	¥ 147,260
Short-term lease costs	89,278	75,356	61,487
Variable lease costs	44,975	49,540	52,442
Total lease costs	¥ 224,960	¥ 227,368	¥ 261,189